Commitments and Contingencies (Details) (Assignment and License Agreement, USD $)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Oct. 31, 2007	Jun. 30, 2012	Jul. 02, 2011	Dec. 31, 2011	Dec. 31, 2010
Assignment and License Agreement
Royalty payments for acquisition of core intellectual property
Maximum Royalty payment upon the achievement of certain sales milestones		$ 15,000,000
Rate of royalty payment on sales (as a percent)		4.00%
Royalty payment due on one year anniversary of the first commercial sale		5,000,000
Royalty payment due on achievement of second net sales milestone		5,000,000
Cumulative net sales second milestone		15,000,000
Royalty payment due on achievement of third net sales milestone		5,000,000
Cumulative net sales third milestone		40,000,000
Milestone obligation paid	5,000,000
Period after the end of each fiscal quarter in which royalty obligations are payable		60 days
Amount of royalties after which royalty payment obligation will terminate		100,000,000
Royalty expense			$ 4,000	$ 6,000	$ 10,000	$ 9,000